Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011
Assets
Cash and due from banks	$ 17,494	$ 16,707
Short-term investments	70,348	113,386
Cash and cash equivalents	87,842	130,093
Securities available-for-sale, at fair value	202,805	170,386
Loans and leases receivable, net of allowance for loan and lease losses of $14,706 and $14,155, respectively	863,486	836,687
Leasehold improvements and equipment, net	965	999
Foreclosed properties	2,187	2,236
Cash surrender value of bank-owned life insurance	18,068	17,660
Investment in Federal Home Loan Bank stock, at cost	1,144	2,367
Accrued interest receivable and other assets	15,638	16,737
Total assets	1,192,135	1,177,165
Liabilities and Stockholders' Equity
Deposits	1,061,258	1,051,312
Federal Home Loan Bank and other borrowings	39,482	40,292
Junior subordinated notes	10,315	10,315
Accrued interest payable and other liabilities	10,531	11,032
Total liabilities	1,121,586	1,112,951
Commitments and contingencies
Stockholders' equity:
Preferred stock, $0.01 par value, 2,500,000 shares authorized, none issued or outstanding	0	0
Common stock, $0.01 par value, 25,000,000 shares authorized, 2,745,750 and 2,714,985 shares issued, 2,656,352 and 2,625,569 shares outstanding at 2012 and 2011, respectively	27	27
Additional paid-in capital	26,217	25,843
Retained earnings	43,343	37,501
Accumulated other comprehensive income	2,632	2,491
Treasury stock (89,648 and 89,416 shares at 2012 and 2011, respectively), at cost	(1,670)	(1,648)
Total stockholders' equity	70,549	64,214
Total liabilities and stockholders' equity	$ 1,192,135	$ 1,177,165